CONSOLIDATED STATEMENT OF INCOME (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension liability, amount of tax (in Dollars)	$ 130	$ 130
Unrealized (loss) gain on cash flow hedges, amount of tax (in Dollars)	$ 54	$ 54